Income Taxes	6 Months Ended
Jun. 30, 2013
Income Taxes [Abstract]
Income Taxes

19. Income Taxes:

The Company operates through its subsidiaries, which are subject to several tax jurisdictions. The income tax expense for the periods presented and the respective effective tax rates for such periods are as follows:
	Six Months Ended June 30,
	2012	2013
Current tax expense	(2,140)	(246)
Net deferred tax expense	(133)	(150)
Income tax expense	(2,273)	(396)
Effective tax rate reconciliation Reconciliation	32.65%	45.62%

The Company's provision for income taxes for each of the six-month periods ended June 30, 2012 and 2013 was calculated for the Company's Belgian and Canadian companies that are subject to federal and state income taxes.

The reconciliation between the statutory tax expense on income from continuing operations to the income tax expense recorded in the financial statements is as follows:

	Six Months Ended June 30,
	2012	2013
Income tax expense on profit before tax at statutory rates	(2,270)	(258)
Effect of permanent differences	(3)	(138)
Total tax expense	(2,273)	(396)

Deferred income taxes that derive from the Company's Belgian subsidiaries, are the result of provisions of the tax laws that either require or permit certain items of income or expense to be reported for tax purposes in different periods than they are reported for financial reporting.